INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

14 – INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

14.1     Description

Investments in associates are accounted for using the equity method. Investments in associates are detailed as follows:

			Currency	Investment value		Ownership interest
Tax ID	Name	Country	Function	12.31.2025	12.31.2024	12.31.2025	12.31.2024
86.881.400-4	Envases CMF S.A. (1)	Chile	CLP	21,528,332	21,243,928	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	BRL	12,300,684	10,874,632	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	BRL	477,422	448,687	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	BRL	52,747	52,333	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	BRL	28,615,001	27,132,918	40.00%	40.00%
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	24,113,685	25,440,212	35.00%	35.00%
Total				87,087,871	85,192,710
(1)	In Envases CMF S.A., regardless of the ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.
(2)	In these companies, regardless of the ownership interest, it has been defined that the Company has significant influence, given that it has the right to appoint directors.

Envases CMF S.A.

Chilean entity whose corporate purpose is to manufacture and sell plastic material products and beverage bottling and packaging services. The business relationship is to supply plastic bottles, preforms and caps to Coca-Cola bottlers in Chile.

Leão Alimentos e Bebidas Ltda.

Brazilian entity whose corporate purpose is to manufacture and commercialize food, beverages in general and beverage concentrates. Invest in other companies. The business relationship is to produce non-carbonated products for Coca-Cola bottlers in Brazil.

Kaik Participações Ltda.

Brazilian entity whose corporate purpose is to invest in other companies with its own resources.

SRSA Participações Ltda.

Brazilian entity whose corporate purpose is the purchase and sale of real estate investments and property management, supporting the business of Rio De Janeiro Refrescos Ltda. (Andina Brazil).

Sorocaba Refrescos S.A.

Brazilian entity whose corporate purpose is to manufacture and commercialize food, beverages in general and beverage concentrates, in addition to investing in other companies. It has commercial relationship with Rio de Janeiro Refrescos Ltda. (Andina Brazil).

Coca-Cola del Valle New Ventures S.A.

Chilean entity whose corporate purpose is to manufacture, distribute and commercialize all kinds of juices, waters and beverages in general. The business relationship is to produce waters and juices for Coca-Cola bottlers in Chile.

14.2     Movements

The movement in investments in other entities accounted for using the equity method is as follows:

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Opening balance	85,192,710	91,799,267
Dividends declared	(2,494,325)	(2,363,400)
Share in operating income	3,558,989	4,549,733
Impairment of Coca-Cola del Valle New Ventures S.A.	—	(2,921,010)
Disposal of Trop Frutas do Brasil Ltda.	—	(840,815)
Other Increase (decrease) in investments in associates*	830,497	(5,031,065)
Final balance	87,087,871	85,192,710

*Mainly due to foreign currency exchange

The main movement is explained by dividends declared in 2025 and 2024 corresponding to Envases CMF S.A. and Sorocaba Refrescos S.A., added to the impairment of Coca-Cola del Valle New Ventures S.A. (see Note 2.8) and the sale of Trop Frutas do Brasil Ltda. in May 2024.

14.3     Reconciliation of share of profit in investments in associates

Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Equity income from associates	3,558,989	1,628,723	3,145,106
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(645,093)	(631,079)	(428,937)
Balance on income statement	2,913,896	997,644	2,716,169

14.4     Summary information on associates

The tables below reflect the amounts presented in the financial statements of relevant associates and not the Company’s share in those amounts.

As of December 31, 2025:

	Envases CMF	Sorocaba Refrescos	Kaik Participações	SRSA Participações	Leão Alimentos e	Coca-Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ventures, Inc.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term assets	72,167,490	50,064,605	—	22,489	96,906,836	17,614,937
Long-term assets	51,832,845	141,566,318	4,217,622	312,253	36,590,434	64,483,616
Total assets	124,000,335	191,630,923	4,217,622	334,742	133,497,270	82,098,553
Short-term liabilities	62,749,655	30,877,411	—	202,875	15,584,247	4,805,485
Long-term liabilities	18,194,015	89,216,055	—	—	14,401,812	51,181
Total liabilities	80,943,670	120,093,466	—	202,875	29,986,059	4,856,666
Total equity	43,056,665	71,537,457	4,217,622	131,867	103,511,211	77,241,887
Total revenue from ordinary activities	98,798,530	64,366,387	295,705	—	91,399,044	32,188,143
Net income before tax	2,722,024	(21,656,078)	269,415	(1,990)	15,678,822	(4,606,255)
Net income after tax	2,132,919	5,278,680	269,415	(1,990)	11,146,912	(4,686,412)
Other comprehensive income	—	—	—	—	—	—
Total comprehensive income	2,132,919	14,109,154	269,415	128,570	(95,674,778)	(4,686,412)

Reporting date (See Note 2.3)	12.31.2025	11.30.2025	11.30.2025	11.30.2025	11.30.2025	11.30.2025

As of December 31, 2024:

	Envases CMF	Sorocaba Refrescos	Kaik Participaçōes	SRSA Participaçōes	Leão Alimentos e	Coca-Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ventures, S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term assets	60,901,350	70,383,020	582,815	21,952	85,684,185	13,483,450
Long-term assets	54,211,400	96,984,310	3,963,771	306,906	41,030,182	73,608,982
Total assets	115,112,750	167,367,330	4,546,586	328,858	126,714,367	87,092,432
Short-term liabilities	44,173,639	21,500,843	582,815	198,025	20,083,787	6,033,729
Long-term liabilities	28,451,254	83,198,656	—	—	16,628,702	—
Total liabilities	72,624,893	104,699,499	582,815	198,025	36,712,489	6,033,729
Total equity	42,487,857	62,667,831	3,963,771	130,833	90,001,878	81,058,703
Total income from ordinary activities	90,421,340	86,359,384	281,868	—	74,385,141	31,221,732
Net income before tax	4,035,917	36,745,257	281,868	(1,942)	572,537	(2,026,410)
Net income after tax	3,315,123	9,742,049	281,868	(1,942)	(1,875,672)	739,916
Other comprehensive income	—	(3,129,495)	—	129,557	(92,311,743)	—
Total comprehensive income	3,315,123	6,612,554	281,868	127,615	(94,187,415)	739,916

Reporting date (See Note 2.3)	12.31.2024	11.30.2024	11.30.2024	11.30.2024	11.30.2024	11.30.2024